Employee Remuneration	3 Months Ended
Jul. 31, 2025
Disclosure of employee benefits expenses [abstract]
EMPLOYEE REMUNERATION
10.
EMPLOYEE REMUNERATION

Expenses recognized for employee benefits for the three months ended July 31, 2025, and 2024 are detailed below:

(in thousands)	2025 $	2024 $
Wages, salaries	1,864	1,964
Employee benefits	259	193
Payroll taxes	98	59
Severance	—	—
Share-based payments	55	146
	2,276	2,362